Business Combinations (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Summary of Estimated Fair Values of Assets Acquired, Liabilities Assumed and Noncontrolling Interest	Results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since the acquisition dates.

RMB
(In millions)
Purchase consideration	2,378

Net assets acquired, excluding intangible assets and the related deferred tax liabilities	1,545
Intangible assets, net	1,424
Deferred tax liabilities	(292)
Pre-existing equity interests	(1,651)
Noncontrolling interests	(1,312)
Redeemable non-controlling interests (Note 17)	(698)
Goodwill	3,362

2,378

Schedule of Business Acquisitions, by Acquisition
Results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since the acquisition date.

	RMB	US$
	(In millions)
Purchase consideration	1,168	168

Net assets acquired, excluding intangible assets and the related deferred tax liabilities	229	33
Intangible assets, net	543	78
Deferred tax liabilities	(134)	(19)
Noncontrolling interests	(266)	(38)
Redeemable non-controlling interests (Note 1 7 )	(182)	(26)
Goodwill	978	140

	1,168	168